1933 Act
                                                                    Rule 497(j)




                                        May 7, 1997



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT (BIG EDGE PLUS/GROUP STRATEGIC EDGE/BIG EDGE CHOICE FOR NEW YORK)
         REGISTRATION NO. 2-78020

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 1997.

                                       Very truly yours,
                                       PHOENIX HOME LIFE MUTUAL INSURANCE
                                       COMPANY


                                       /s/ Richard J. Wirth
                                       Richard J. Wirth, Counsel

                                                                      1933 Act
                                                                    Rule 497(j)




                                       May 7, 1997



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
         (TEMPLETON INVESTMENT PLUS)  REGISTRATION NO. 2-78020

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 1997.

                                       Very truly yours,
                                       PHOENIX HOME LIFE MUTUAL INSURANCE
                                       COMPANY


                                       /s/ Richard J. Wirth
                                       Richard J. Wirth, Counsel